Note 19 - Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Schedule of Other Significant Noncash Transactions [Table Text Block]
	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries	20,402	96	—
Considerations payable in connection with other investment (i)	—	3,030	3,720
Payables for addition of office equipment, furniture and fixtures	9,666	38,537	8,618